Supplemental Cash Flow Information - (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of Net Change in Non Cash Working Capital and Other

Years ended December 31,	2021	2020	2019
Net change in non-cash working ca p ital and other
Accounts receivable	$1,169	$170,646	$85,316
Contract assets	(16,038)	63,670	(25,863)
Inventories	39,564	57,134	(93,179)
Work-in-progress related to finance leases	(36,169)	—	—
Deferred revenue	49,205	(54,000)	(205,897)
Accounts payable and accrued liabilities, provisions, and income taxes payable	59,613	(162,841)	23,123
Foreign currency and other	3,091	(41,833)	(5,249)

	$100,435	$32,776	$(221,749)

Cash interest and taxes paid and received during the period:

Years ended December 31,	2021	2020	2019
Interest paid – short- and long-term borrowings	$17,315	$19,311	$19,330
Interest paid – lease liabilities	3,029	3,371	2,586

Total interest paid	$20,344	$22,682	$21,916
Interest received	454	308	3,518
Taxes paid	13,725	18,825	29,855
Taxes received	23,137	5,566	421

Disclosure of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2021	2020	2019
Long-term debt, opening balance	$389,712	$430,487	$444,712
Changes from financing cash flows	(56,975)	(40,081)	(812)
The effect of changes in foreign exchange rates	(406)	(1,358)	(14,156)
Amortization of deferred transaction costs	1,186	922	1,523
Other changes	(2,095)	(258)	(780)

Long-term debt, closing balance	$331,422	$389,712	$430,487